INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORY

NOTE 5 – INVENTORY

During the six months ended June 30, 2024 and the year ended December 31, 2023, the Company purchased inventories related to promotional merchandise intended to be sold online. As of June 30, 2024 and December 31, 2023, the inventory balance was $14,019 and $18,501, respectively.

NOTE 4 – INVENTORY

During the years ended December 31, 2023 and 2022, the Company purchased inventories related to promotional merchandise intended to be sold online. As of December 31, 2023 and 2022, the inventory balance was $18,501 and $0, respectively.